Accounting Changes - Revenue Recognition (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Changes
Net contract assets		$ 557	$ 470	$ 470
Deferred costs			4,975	4,975
Deferred tax assets			5,216	5,216	$ 4,862
Liability for taxes			3,046	3,046	$ 4,219
Accounting Standards Update 2014-09, Revenue from Contracts with Customers
Accounting Changes
Cumulative-effect net change in retained earnings	[1]			580
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Accounting Changes
Net contract assets		557
Deferred costs		737
Deferred income		29
Deferred tax assets		(184)	(190)	(190)
Liability for taxes			(56)	(56)
Cumulative-effect net change in retained earnings		$ 524	$ 56	$ 580

[1]	* Reflects the adoption of FASB guidance. Refer to note B, “Accounting Changes”.